Segment Information - Divisions (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Operating Results of Reportable Segments

First Half	Beauty & Personal Care	Home Care	Foods & Refreshment	Total
Turnover (€ million)
2017	10,481	5,398	11,846	27,725
2018	10,084	5,048	11,220	26,352
Change (%)	(3.8)	(6.5)	(5.3)	(5.0)
Impact of:
Exchange rates (%)*	(10.2)	(10.0)	(7.3)	(8.9)
Acquisitions (%)	4.3	0.6	0.9	2.1
Disposals (%)	–	(0.2)	(0.4)	(0.2)
Underlying sales growth (%)	2.7	3.5	1.8	2.5

Price (%)*	(0.2)	0.3	0.6	0.2
Volume (%)	2.9	3.2	1.2	2.2

Operating profit (€ million)
2017	2,068	573	2,206	4,847
2018	2,037	638	1,799	4,474
Underlying operating profit (€ million)
2017	2,207	643	2,076	4,926
2018	2,201	633	2,078	4,912
Operating margin (%)
2017	19.7	10.6	18.6	17.5
2018	20.2	12.6	16.0	17.0
Underlying operating margin (%)
2017	21.1	11.9	17.5	17.8
2018	21.8	12.5	18.5	18.6

*	2018 underlying price growth in Venezuela has been excluded from the Price rows in the tables above, and an equal and opposite adjustment made in the Exchange rate rows.